Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of	As of
	September 30, 2024	March 31, 2024
	USD	USD
Accounts receivable	8,128,790	7,770,556
Allowance for uncollectible accounts receivable	(7,720,556)	(7,770,556)
Accounts receivable, net	408,234	—